Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Financial Instruments [Abstract]
Schedule of Derivative Financial Instrument Contracts	Instruments entered into in 2024 and 2023 were accounted for as held for trading.
Year	Type of instrument	Accounting treatment	Hedging type / designation	Hedged risk	Hedged item	Notional (US$ thousands)	Fair value (Ps.)	Average strike price (Ps./US$)	Maturity	Presentation in balance
2025	Forwards USD/MXN	Hedge accounting	Cash flow hedge	Currency risk USD/MXN	Forecasted Inventory Purchase in USD	27,120	(24,284)	18.86	Weekly, until May 2026	Current liabilities
2025	Options USD/MXN	Hedge accounting	Cash flow hedge	Currency risk USD/MXN	Forecasted Inventory Purchase in USD	5,000	(1,954)	19.19	Weekly, until May 2026	Current liabilities
2024	Forwards USD/MXN	Trading	N/A	Currency risk USD/MXN	Economic exposure from future purchases in USD	57,400	108,846	19.21	Weekly, until June 2025	Current assets
2023	Forwards USD/MXN	Trading	N/A	Currency risk USD/MXN	Economic exposure from future purchases in USD	97,260	(47,920)	17.96	Weekly, until December 2024	Current liabilities

Schedule of Effects of Ineffectiveness of Income Statement

Additionally, for the year ended December 31, 2025, no effects of ineffectiveness were recognized in the income statement.

Derivative instruments effects in OCI	Forwards		Options	Total
As of January 1, 2025	Ps.	-	-	-
Effect of hedging instruments recognized in OCI during the year		(76,167)	(6,198)	(82,365)
Reclassification to Inventory		51,881	4,246	56,127
Deferred income tax		(1,599)	199	(1,400)
As of December 31, 2025	Ps.	(25,885)	(1,753)	(27,638)

Schedule of Effects Transferred on Inventories
	2025
Effects transferred on inventories	Forwards		Options	Total
Amount transferred directly to inventory cost	Ps.	51,881	4,246	56,127
Amount recognized in cost of sales during the year		(39,294)	-	(39,294)
Remainder capitalized in inventories at closing	Ps.	12,587	4,246	16,833